Management of financial risks, financial instruments, and other risks (Details 4) - V A R [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Nu Prudential Conglomerate - Brazil	$ 13	$ 433
Nu Holdings (i)	576	14,528
Nu México	$ 145	$ 651